RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Sep. 30, 2017	Jun. 30, 2017
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

Note 8 – related party transactions

The Company’s President, Zhixin Liu, paid certain operating expenses on behalf of the Company. As of September 30, 2017 and June 30, 2017, the amounts due to the President were $134,517 and $129,874, respectively. These amounts are interest-free, unsecured and due on demand. The Company has not received any demand for payments.

On January 1, 2016, the Company’s President entered into a car rental agreement with the Company. Pursuant to the agreement, the Company rents a car from the Company’s President for a monthly rent of approximately $751. The agreement expired on December 31, 2016. The agreement was renewed and the term was extended to December 31, 2018.

The rent paid under this agreement was $2,253 and $2,250 for the three months ended September 30, 2017 and 2016 respectively.

Note 10 – related party transactions

The Company’s President, Zhixin Liu, paid certain operating expenses on behalf of the Company. As of June 30, 2017 and June 30, 2016, the amounts due to the President were $129,874 and $176,621, respectively. These amounts are interest-free, unsecured and due on demand. The Company has not received any demand for payments.

On January 1, 2016, the Company’s President entered into a car rental agreement with the Company. Pursuant to the agreement, the Company rents a car from the Company’s President for a monthly rent of approximately $734. The agreement expired on December 31, 2016 but was extended by the parties to December 31, 2018.

The rent paid under this agreement was $8,808 and $9,336 for the years ended June 30, 2017 and 2016 respectively.